Note 10 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Benefit obligation at beginning of year	$ 286,063	$ 278,227
Service cost	8,483	9,326
Interest cost	7,721	9,266
Actuarial (gain) loss	(972)	17,712
Benefit payments and expenses	(26,294)	(28,468)
Benefit obligation at end of year	275,001	286,063
Fair value of plan assets at beginning of year	348,914	202,485
Actual return on plan assets	6,666	103,166
Employer contributions	0	73,000
Benefit payments and expenses	(27,713)	(29,737)
Fair value of plan assets at end of year	327,867	348,914
Funded status	$ 52,866	$ 62,851